UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X ]; Amendment Number: 1
This Amendment (Check only one):		[X] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 9, 2005

AFC Enterprises Inc (00104Q107) was mistakenly omitted from the original filing and Allmerica Finl Corp (019754100) was mistakenly included.

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.
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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$190,635

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

AFC Enterprises Inc     COM           00104Q107  $23,099  1,411,076 SH           SOLE               1,411,076       0     0
Advanced Auto Parts Inc COM           00751Y106  $19,945    327,509 SH           SOLE                 327,509       0     0
Applebees Intl Inc      COM           037899101   $8,403    267,365 SH           SOLE                 267,365       0     0
Brinker Intl Inc        COM           109641100  $10,185    282,756 SH           SOLE                 282,756       0     0
Constellation Brands IncCLA           21036P108  $17,607    560,723 SH           SOLE                 560,723       0     0
Dollar Tree Stores Inc  COM           256747106  $34,209  1,076,772 SH           SOLE               1,076,772       0     0
O Reilly Automotive Inc COM           686091109  $28,193    842,341 SH           SOLE                 842,341       0     0
Outback Steakhouse Inc  COM           689899102  $23,268    596,610 SH           SOLE                 596,610       0     0
Sonic Corp              COM           835451105   $2,598    102,348 SH           SOLE                 102,348       0     0
Yankee Candle Inc       COM           984757104  $23,128    996,058 SH           SOLE                 996,058       0     0